Feb. 01, 2019
MassMutual Select Small Cap Growth Equity Fund
MassMutual Select Small Cap Growth Equity Fund
MASSMUTUAL SELECT FUNDS
MassMutual Select Small Cap Growth Equity Fund
(the “Fund”)
Supplement dated May 28, 2019 to the
Prospectus dated February 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, and any previous supplements.

At the close of business on May 24, 2019, the following changes became effective for the MassMutual Select Small Cap Growth Equity Fund:

Invesco Advisers, Inc. (“Invesco”) replaced OFI Global Institutional, Inc. (“OFI Global”) as a subadviser of the MassMutual Select Small Cap Growth Equity Fund. Therefore, all references to OFI Global as a subadviser of the MassMutual Select Small Cap Growth Equity Fund are hereby deleted.

The following information replaces similar information for the Fund found on page 89 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is managed by two subadvisers, Wellington Management Company LLP (“Wellington Management”) and Invesco Advisers, Inc. (“Invesco”), each being responsible for a portion of the portfolio, although they may manage different amounts of the Fund’s assets. Each subadviser employs a growth-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Wellington Management uses a combination of fundamental and quantitative analyses to identify small-cap companies that it believes are experiencing or will experience rapid earnings or revenue growth. Invesco uses fundamental research to select securities for the Fund’s portfolio. Each subadviser may consider selling a security for the Fund if, for example, in its judgment, target prices are reached, future upside potential is limited, company fundamentals are no longer attractive, superior purchase candidates are identified, or market capitalization ceilings are exceeded.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE